Risk Report - Credit Risk Exposure - Credit Risk Profile by Geographical Region (Detail) - EUR (€) € in Millions	Dec. 31, 2025		Dec. 31, 2024
Total
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	€ 1,247,548		€ 1,209,964
Total | Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	706,827		687,293
Total | Germany
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	322,250		327,619
Total | United Kingdom
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	79,968		73,393
Total | France
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	46,720		39,672
Total | Luxembourg
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	39,207		36,184
Total | Italy
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	53,771		53,011
Total | Netherlands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	23,863		26,276
Total | Spain
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	31,561		31,853
Total | Ireland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	17,666		17,053
Total | Switzerland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	19,586		22,404
Total | Poland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	9,594		9,349
Total | Belgium
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	17,109		11,325
Total | Russian Federation
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	13	[1]	138	[2]
Total | Ukraine
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	899	[1]	454	[2]
Total | Other Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	44,621	[1]	38,562	[2]
Total | North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	374,324		361,546
Total | U.S.
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	322,645		319,517
Total | Cayman Islands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	30,269		23,634
Total | Canada
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	12,747		9,415
Total | Other North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	8,662		8,979
Total | Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	136,297		133,202
Total | Japan
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	16,108		16,736
Total | Australia
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	16,393		16,596
Total | India
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	22,220		22,391
Total | China
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	9,192		13,042
Total | Singapore
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	10,519		11,397
Total | Hong Kong
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	8,289		6,007
Total | Other Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	53,576		47,032
Total | Other geographical areas
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	30,099		27,923
Revocable and Irrevocable Lending Commitments
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	274,305	[3],[4],[5]	269,699	[6],[7]
Revocable and Irrevocable Lending Commitments | Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	148,112	[5]	146,860	[6]
Revocable and Irrevocable Lending Commitments | Germany
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	73,322	[5]	72,341	[6]
Revocable and Irrevocable Lending Commitments | United Kingdom
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	11,164	[5]	12,589	[6]
Revocable and Irrevocable Lending Commitments | France
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	8,402	[5]	6,967	[6]
Revocable and Irrevocable Lending Commitments | Luxembourg
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	9,740	[5]	8,737	[6]
Revocable and Irrevocable Lending Commitments | Italy
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	4,263	[5]	4,424	[6]
Revocable and Irrevocable Lending Commitments | Netherlands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	8,150	[5]	9,452	[6]
Revocable and Irrevocable Lending Commitments | Spain
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,827	[5]	3,833	[6]
Revocable and Irrevocable Lending Commitments | Ireland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	5,704	[5]	5,057	[6]
Revocable and Irrevocable Lending Commitments | Switzerland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	8,896	[5]	8,562	[6]
Revocable and Irrevocable Lending Commitments | Poland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,987	[5]	2,358	[6]
Revocable and Irrevocable Lending Commitments | Belgium
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,584	[5]	1,685	[6]
Revocable and Irrevocable Lending Commitments | Russian Federation
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[1],[5]	1	[2],[6]
Revocable and Irrevocable Lending Commitments | Ukraine
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	363	[1],[5]	0	[2],[6]
Revocable and Irrevocable Lending Commitments | Other Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	10,710	[1],[5]	10,855	[2],[6]
Revocable and Irrevocable Lending Commitments | North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	105,259	[5]	110,332	[6]
Revocable and Irrevocable Lending Commitments | U.S.
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	97,229	[5]	102,989	[6]
Revocable and Irrevocable Lending Commitments | Cayman Islands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	2,762	[5]	2,770	[6]
Revocable and Irrevocable Lending Commitments | Canada
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,378	[5]	2,584	[6]
Revocable and Irrevocable Lending Commitments | Other North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,889	[5]	1,989	[6]
Revocable and Irrevocable Lending Commitments | Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	17,504	[5]	9,941	[6]
Revocable and Irrevocable Lending Commitments | Japan
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	524	[5]	532	[6]
Revocable and Irrevocable Lending Commitments | Australia
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,177	[5]	2,918	[6]
Revocable and Irrevocable Lending Commitments | India
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,525	[5]	1,405	[6]
Revocable and Irrevocable Lending Commitments | China
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	757	[5]	443	[6]
Revocable and Irrevocable Lending Commitments | Singapore
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	2,086	[5]	1,136	[6]
Revocable and Irrevocable Lending Commitments | Hong Kong
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,158	[5]	723	[6]
Revocable and Irrevocable Lending Commitments | Other Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	6,278	[5]	2,783	[6]
Revocable and Irrevocable Lending Commitments | Other geographical areas
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,430	[5]	2,567	[6]
Contingent Liabilities
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	79,092		73,468
Contingent Liabilities | Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	42,864		42,033
Contingent Liabilities | Germany
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	16,477		15,761
Contingent Liabilities | United Kingdom
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	4,861		4,418
Contingent Liabilities | France
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	2,398		2,111
Contingent Liabilities | Luxembourg
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	466		546
Contingent Liabilities | Italy
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	5,299		5,302
Contingent Liabilities | Netherlands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	2,458		2,964
Contingent Liabilities | Spain
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	4,788		4,633
Contingent Liabilities | Ireland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	335		295
Contingent Liabilities | Switzerland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,018		2,548
Contingent Liabilities | Poland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	227		181
Contingent Liabilities | Belgium
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	519		1,582
Contingent Liabilities | Russian Federation
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[1]	21	[2]
Contingent Liabilities | Ukraine
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	8	[1]	5	[2]
Contingent Liabilities | Other Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	2,009	[1]	1,665	[2]
Contingent Liabilities | North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	18,588		14,856
Contingent Liabilities | U.S.
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	16,755		13,462
Contingent Liabilities | Cayman Islands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,025		660
Contingent Liabilities | Canada
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	195		223
Contingent Liabilities | Other North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	613		511
Contingent Liabilities | Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	16,093		15,232
Contingent Liabilities | Japan
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	688		645
Contingent Liabilities | Australia
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,691		1,371
Contingent Liabilities | India
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,584		3,789
Contingent Liabilities | China
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,699		1,852
Contingent Liabilities | Singapore
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,260		2,128
Contingent Liabilities | Hong Kong
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	723		366
Contingent Liabilities | Other Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	6,449		5,082
Contingent Liabilities | Other geographical areas
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,548		1,348
Financial assets at amortised cost | Loans
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	484,270	[8],[9],[10]	489,579	[11],[12],[13]
Financial assets at amortised cost | Loans | Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	328,619	[10]	331,232	[11]
Financial assets at amortised cost | Loans | Germany
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	213,628	[10]	220,959	[11]
Financial assets at amortised cost | Loans | United Kingdom
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	13,579	[10]	11,044	[11]
Financial assets at amortised cost | Loans | France
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	4,476	[10]	4,319	[11]
Financial assets at amortised cost | Loans | Luxembourg
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	18,397	[10]	17,119	[11]
Financial assets at amortised cost | Loans | Italy
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	23,710	[10]	23,190	[11]
Financial assets at amortised cost | Loans | Netherlands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	8,969	[10]	9,593	[11]
Financial assets at amortised cost | Loans | Spain
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	15,592	[10]	15,580	[11]
Financial assets at amortised cost | Loans | Ireland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	6,447	[10]	6,483	[11]
Financial assets at amortised cost | Loans | Switzerland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	5,858	[10]	6,050	[11]
Financial assets at amortised cost | Loans | Poland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,082	[10]	2,890	[11]
Financial assets at amortised cost | Loans | Belgium
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,914	[10]	1,991	[11]
Financial assets at amortised cost | Loans | Russian Federation
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	12	[1],[10]	102	[2],[11]
Financial assets at amortised cost | Loans | Ukraine
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	206	[1],[10]	98	[2],[11]
Financial assets at amortised cost | Loans | Other Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	12,749	[1],[10]	11,813	[2],[11]
Financial assets at amortised cost | Loans | North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	105,390	[10]	108,465	[11]
Financial assets at amortised cost | Loans | U.S.
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	91,357	[10]	95,186	[11]
Financial assets at amortised cost | Loans | Cayman Islands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	6,155	[10]	5,969	[11]
Financial assets at amortised cost | Loans | Canada
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	2,478	[10]	1,491	[11]
Financial assets at amortised cost | Loans | Other North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	5,400	[10]	5,819	[11]
Financial assets at amortised cost | Loans | Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	39,770	[10]	40,066	[11]
Financial assets at amortised cost | Loans | Japan
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,719	[10]	1,744	[11]
Financial assets at amortised cost | Loans | Australia
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,543	[10]	3,404	[11]
Financial assets at amortised cost | Loans | India
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	9,473	[10]	9,001	[11]
Financial assets at amortised cost | Loans | China
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,495	[10]	4,245	[11]
Financial assets at amortised cost | Loans | Singapore
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	4,142	[10]	5,146	[11]
Financial assets at amortised cost | Loans | Hong Kong
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	2,338	[10]	3,062	[11]
Financial assets at amortised cost | Loans | Other Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	15,059	[10]	13,466	[11]
Financial assets at amortised cost | Loans | Other geographical areas
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	10,491	[10]	9,816	[11]
Financial assets at amortised cost | Debt securities
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	40,285	[14],[15],[16]	21,655	[17],[18],[19]
Financial assets at amortised cost | Debt securities | Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	28,302	[16]	10,425	[17]
Financial assets at amortised cost | Debt securities | Germany
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	426	[16]	321	[17]
Financial assets at amortised cost | Debt securities | United Kingdom
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,824	[16]	503	[17]
Financial assets at amortised cost | Debt securities | France
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	7,857	[16]	1,511	[17]
Financial assets at amortised cost | Debt securities | Luxembourg
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	149	[16]	0	[17]
Financial assets at amortised cost | Debt securities | Italy
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	6,030	[16]	4,914	[17]
Financial assets at amortised cost | Debt securities | Netherlands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	50	[16]	87	[17]
Financial assets at amortised cost | Debt securities | Spain
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,490	[16]	1,489	[17]
Financial assets at amortised cost | Debt securities | Ireland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	922	[16]	1,326	[17]
Financial assets at amortised cost | Debt securities | Switzerland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[16]	0	[17]
Financial assets at amortised cost | Debt securities | Poland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[16]	0	[17]
Financial assets at amortised cost | Debt securities | Belgium
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	5,572	[16]	0	[17]
Financial assets at amortised cost | Debt securities | Russian Federation
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[1],[16]	0	[2],[17]
Financial assets at amortised cost | Debt securities | Ukraine
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[1],[16]	0	[2],[17]
Financial assets at amortised cost | Debt securities | Other Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,983	[1],[16]	273	[2],[17]
Financial assets at amortised cost | Debt securities | North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	6,103	[16]	7,227	[17]
Financial assets at amortised cost | Debt securities | U.S.
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	5,730	[16]	6,854	[17]
Financial assets at amortised cost | Debt securities | Cayman Islands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	373	[16]	373	[17]
Financial assets at amortised cost | Debt securities | Canada
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[16]	0	[17]
Financial assets at amortised cost | Debt securities | Other North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[16]	0	[17]
Financial assets at amortised cost | Debt securities | Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	4,792	[16]	3,844	[17]
Financial assets at amortised cost | Debt securities | Japan
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	5	[16]	6	[17]
Financial assets at amortised cost | Debt securities | Australia
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,145	[16]	2,526	[17]
Financial assets at amortised cost | Debt securities | India
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	569	[16]	658	[17]
Financial assets at amortised cost | Debt securities | China
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	118	[16]	0	[17]
Financial assets at amortised cost | Debt securities | Singapore
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	9	[16]	61	[17]
Financial assets at amortised cost | Debt securities | Hong Kong
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	13	[16]	9	[17]
Financial assets at amortised cost | Debt securities | Other Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	933	[16]	584	[17]
Financial assets at amortised cost | Debt securities | Other geographical areas
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,089	[16]	160	[17]
Financial assets at amortised cost | Repo and repo-style transactions
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	37,514	[20],[21],[22]	40,846	[23],[24]
Financial assets at amortised cost | Repo and repo-style transactions | Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	21,965	[22]	27,957	[23]
Financial assets at amortised cost | Repo and repo-style transactions | Germany
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,470	[22]	2,033	[23]
Financial assets at amortised cost | Repo and repo-style transactions | United Kingdom
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	11,736	[22]	12,407	[23]
Financial assets at amortised cost | Repo and repo-style transactions | France
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,592	[22]	4,077	[23]
Financial assets at amortised cost | Repo and repo-style transactions | Luxembourg
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[22]	127	[23]
Financial assets at amortised cost | Repo and repo-style transactions | Italy
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,380	[22]	4,144	[23]
Financial assets at amortised cost | Repo and repo-style transactions | Netherlands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	169	[22]	0	[23]
Financial assets at amortised cost | Repo and repo-style transactions | Spain
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,123	[22]	1,388	[23]
Financial assets at amortised cost | Repo and repo-style transactions | Ireland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	7	[22]	29	[23]
Financial assets at amortised cost | Repo and repo-style transactions | Switzerland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[22]	2,658	[23]
Financial assets at amortised cost | Repo and repo-style transactions | Poland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[22]	0	[23]
Financial assets at amortised cost | Repo and repo-style transactions | Belgium
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[22]	0	[23]
Financial assets at amortised cost | Repo and repo-style transactions | Russian Federation
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[1],[22]	0	[2],[23]
Financial assets at amortised cost | Repo and repo-style transactions | Ukraine
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[1],[22]	0	[2],[23]
Financial assets at amortised cost | Repo and repo-style transactions | Other Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	487	[1],[22]	1,094	[2],[23]
Financial assets at amortised cost | Repo and repo-style transactions | North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	11,001	[22]	8,205	[23]
Financial assets at amortised cost | Repo and repo-style transactions | U.S.
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	7,554	[22]	4,991	[23]
Financial assets at amortised cost | Repo and repo-style transactions | Cayman Islands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,200	[22]	3,032	[23]
Financial assets at amortised cost | Repo and repo-style transactions | Canada
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	86	[22]	0	[23]
Financial assets at amortised cost | Repo and repo-style transactions | Other North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	161	[22]	182	[23]
Financial assets at amortised cost | Repo and repo-style transactions | Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,653	[22]	3,839	[23]
Financial assets at amortised cost | Repo and repo-style transactions | Japan
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	157	[22]	178	[23]
Financial assets at amortised cost | Repo and repo-style transactions | Australia
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[22]	212	[23]
Financial assets at amortised cost | Repo and repo-style transactions | India
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[22]	0	[23]
Financial assets at amortised cost | Repo and repo-style transactions | China
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	90	[22]	0	[23]
Financial assets at amortised cost | Repo and repo-style transactions | Singapore
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[22]	0	[23]
Financial assets at amortised cost | Repo and repo-style transactions | Hong Kong
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[22]	0	[23]
Financial assets at amortised cost | Repo and repo-style transactions | Other Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,407	[22]	3,449	[23]
Financial assets at amortised cost | Repo and repo-style transactions | Other geographical areas
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	896	[22]	845	[23]
Trading financial assets at fair value through profit or loss | Loans
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	12,842		11,380
Trading financial assets at fair value through profit or loss | Loans | Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	4,376		3,420
Trading financial assets at fair value through profit or loss | Loans | Germany
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	460		304
Trading financial assets at fair value through profit or loss | Loans | United Kingdom
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	954		365
Trading financial assets at fair value through profit or loss | Loans | France
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	253		69
Trading financial assets at fair value through profit or loss | Loans | Luxembourg
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	839		944
Trading financial assets at fair value through profit or loss | Loans | Italy
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	124		229
Trading financial assets at fair value through profit or loss | Loans | Netherlands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	262		265
Trading financial assets at fair value through profit or loss | Loans | Spain
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	56		109
Trading financial assets at fair value through profit or loss | Loans | Ireland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	448		271
Trading financial assets at fair value through profit or loss | Loans | Switzerland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	38		19
Trading financial assets at fair value through profit or loss | Loans | Poland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk			0
Trading financial assets at fair value through profit or loss | Loans | Belgium
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	81		33
Trading financial assets at fair value through profit or loss | Loans | Russian Federation
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[1]	0	[2]
Trading financial assets at fair value through profit or loss | Loans | Ukraine
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	133	[1]	172	[2]
Trading financial assets at fair value through profit or loss | Loans | Other Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	727	[1]	639	[2]
Trading financial assets at fair value through profit or loss | Loans | North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	4,474		3,262
Trading financial assets at fair value through profit or loss | Loans | U.S.
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	4,252		2,986
Trading financial assets at fair value through profit or loss | Loans | Cayman Islands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	128		151
Trading financial assets at fair value through profit or loss | Loans | Canada
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	94		121
Trading financial assets at fair value through profit or loss | Loans | Other North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0		4
Trading financial assets at fair value through profit or loss | Loans | Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,669		1,433
Trading financial assets at fair value through profit or loss | Loans | Japan
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	102		151
Trading financial assets at fair value through profit or loss | Loans | Australia
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	264		238
Trading financial assets at fair value through profit or loss | Loans | India
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	98		24
Trading financial assets at fair value through profit or loss | Loans | China
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3		4
Trading financial assets at fair value through profit or loss | Loans | Singapore
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	88		95
Trading financial assets at fair value through profit or loss | Loans | Hong Kong
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	17		90
Trading financial assets at fair value through profit or loss | Loans | Other Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,097		831
Trading financial assets at fair value through profit or loss | Loans | Other geographical areas
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	2,322		3,265
Financial assets at fair value through profit or loss | Loans
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,370		1,954
Financial assets at fair value through profit or loss | Loans | Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	2,100		702
Financial assets at fair value through profit or loss | Loans | Germany
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	935		353
Financial assets at fair value through profit or loss | Loans | United Kingdom
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	331		23
Financial assets at fair value through profit or loss | Loans | France
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	99		39
Financial assets at fair value through profit or loss | Loans | Luxembourg
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	316		14
Financial assets at fair value through profit or loss | Loans | Italy
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	34		24
Financial assets at fair value through profit or loss | Loans | Netherlands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	25		4
Financial assets at fair value through profit or loss | Loans | Spain
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	47		40
Financial assets at fair value through profit or loss | Loans | Ireland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	308		195
Financial assets at fair value through profit or loss | Loans | Switzerland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk			0
Financial assets at fair value through profit or loss | Loans | Poland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk			0
Financial assets at fair value through profit or loss | Loans | Belgium
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk			0
Financial assets at fair value through profit or loss | Loans | Russian Federation
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[1]	0	[2]
Financial assets at fair value through profit or loss | Loans | Ukraine
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[1]	0	[2]
Financial assets at fair value through profit or loss | Loans | Other Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	5	[1]	10	[2]
Financial assets at fair value through profit or loss | Loans | North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	910		931
Financial assets at fair value through profit or loss | Loans | U.S.
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	547		507
Financial assets at fair value through profit or loss | Loans | Cayman Islands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	322		319
Financial assets at fair value through profit or loss | Loans | Canada
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk			33
Financial assets at fair value through profit or loss | Loans | Other North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	41		72
Financial assets at fair value through profit or loss | Loans | Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	344		309
Financial assets at fair value through profit or loss | Loans | Japan
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	27		42
Financial assets at fair value through profit or loss | Loans | Australia
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	2		0
Financial assets at fair value through profit or loss | Loans | India
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk			25
Financial assets at fair value through profit or loss | Loans | China
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1		95
Financial assets at fair value through profit or loss | Loans | Singapore
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3		17
Financial assets at fair value through profit or loss | Loans | Hong Kong
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	59		0
Financial assets at fair value through profit or loss | Loans | Other Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	251		130
Financial assets at fair value through profit or loss | Loans | Other geographical areas
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	16		11
Financial assets at fair value through profit or loss | Derivatives
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	24,336	[25],[26],[27]	26,900	[28],[29]
Financial assets at fair value through profit or loss | Derivatives | Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	14,026	[27]	15,611	[28]
Financial assets at fair value through profit or loss | Derivatives | Germany
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,631	[27]	4,393	[28]
Financial assets at fair value through profit or loss | Derivatives | United Kingdom
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	4,274	[27]	3,594	[28]
Financial assets at fair value through profit or loss | Derivatives | France
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	688	[27]	746	[28]
Financial assets at fair value through profit or loss | Derivatives | Luxembourg
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	2,033	[27]	1,780	[28]
Financial assets at fair value through profit or loss | Derivatives | Italy
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	148	[27]	266	[28]
Financial assets at fair value through profit or loss | Derivatives | Netherlands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,093	[27]	1,460	[28]
Financial assets at fair value through profit or loss | Derivatives | Spain
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	151	[27]	169	[28]
Financial assets at fair value through profit or loss | Derivatives | Ireland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	525	[27]	568	[28]
Financial assets at fair value through profit or loss | Derivatives | Switzerland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	104	[27]	434	[28]
Financial assets at fair value through profit or loss | Derivatives | Poland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	29	[27]	5	[28]
Financial assets at fair value through profit or loss | Derivatives | Belgium
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	148	[27]	181	[28]
Financial assets at fair value through profit or loss | Derivatives | Russian Federation
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[1],[27]	0	[2],[28]
Financial assets at fair value through profit or loss | Derivatives | Ukraine
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[1],[27]	0	[2],[28]
Financial assets at fair value through profit or loss | Derivatives | Other Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,202	[1],[27]	2,016	[2],[28]
Financial assets at fair value through profit or loss | Derivatives | North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	4,730	[27]	5,890	[28]
Financial assets at fair value through profit or loss | Derivatives | U.S.
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,158	[27]	4,923	[28]
Financial assets at fair value through profit or loss | Derivatives | Cayman Islands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,032	[27]	515	[28]
Financial assets at fair value through profit or loss | Derivatives | Canada
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	138	[27]	202	[28]
Financial assets at fair value through profit or loss | Derivatives | Other North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	402	[27]	250	[28]
Financial assets at fair value through profit or loss | Derivatives | Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	4,511	[27]	5,156	[28]
Financial assets at fair value through profit or loss | Derivatives | Japan
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	469	[27]	598	[28]
Financial assets at fair value through profit or loss | Derivatives | Australia
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	408	[27]	512	[28]
Financial assets at fair value through profit or loss | Derivatives | India
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	142	[27]	104	[28]
Financial assets at fair value through profit or loss | Derivatives | China
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	231	[27]	755	[28]
Financial assets at fair value through profit or loss | Derivatives | Singapore
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	287	[27]	291	[28]
Financial assets at fair value through profit or loss | Derivatives | Hong Kong
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	309	[27]	229	[28]
Financial assets at fair value through profit or loss | Derivatives | Other Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	2,665	[27]	2,666	[28]
Financial assets at fair value through profit or loss | Derivatives | Other geographical areas
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,068	[27]	244	[28]
Financial assets at fair value through profit or loss | Debt securities
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	135,575		127,744
Financial assets at fair value through profit or loss | Debt securities | Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	65,420		57,024
Financial assets at fair value through profit or loss | Debt securities | Germany
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	7,002		7,899
Financial assets at fair value through profit or loss | Debt securities | United Kingdom
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	13,446		12,141
Financial assets at fair value through profit or loss | Debt securities | France
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	10,793		7,855
Financial assets at fair value through profit or loss | Debt securities | Luxembourg
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,076		2,699
Financial assets at fair value through profit or loss | Debt securities | Italy
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	8,845		8,038
Financial assets at fair value through profit or loss | Debt securities | Netherlands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	2,220		2,014
Financial assets at fair value through profit or loss | Debt securities | Spain
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,763		4,096
Financial assets at fair value through profit or loss | Debt securities | Ireland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,930		1,695
Financial assets at fair value through profit or loss | Debt securities | Switzerland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,319		1,657
Financial assets at fair value through profit or loss | Debt securities | Poland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	555		262
Financial assets at fair value through profit or loss | Debt securities | Belgium
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	5,208		4,197
Financial assets at fair value through profit or loss | Debt securities | Russian Federation
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[1]	3	[2]
Financial assets at fair value through profit or loss | Debt securities | Ukraine
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	172	[1]	165	[2]
Financial assets at fair value through profit or loss | Debt securities | Other Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	7,090	[1]	4,304	[2]
Financial assets at fair value through profit or loss | Debt securities | North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	35,201		34,972
Financial assets at fair value through profit or loss | Debt securities | U.S.
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	32,907		33,637
Financial assets at fair value through profit or loss | Debt securities | Cayman Islands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	185		370
Financial assets at fair value through profit or loss | Debt securities | Canada
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,977		872
Financial assets at fair value through profit or loss | Debt securities | Other North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	132		93
Financial assets at fair value through profit or loss | Debt securities | Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	27,901		28,246
Financial assets at fair value through profit or loss | Debt securities | Japan
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	2,666		2,985
Financial assets at fair value through profit or loss | Debt securities | Australia
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	2,507		2,374
Financial assets at fair value through profit or loss | Debt securities | India
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	6,750		6,630
Financial assets at fair value through profit or loss | Debt securities | China
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	2,289		4,400
Financial assets at fair value through profit or loss | Debt securities | Singapore
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,041		946
Financial assets at fair value through profit or loss | Debt securities | Hong Kong
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	410		559
Financial assets at fair value through profit or loss | Debt securities | Other Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	12,238		10,353
Financial assets at fair value through profit or loss | Debt securities | Other geographical areas
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	7,053		7,501
Financial assets at fair value through profit or loss | Repo and repo-style transactions
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	112,315	[20],[21],[22]	104,649	[23],[24]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	30,276	[22]	34,516	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Germany
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	286	[22]	855	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | United Kingdom
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	14,924	[22]	14,163	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | France
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	4,069	[22]	8,058	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Luxembourg
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	4,013	[22]	3,615	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Italy
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	805	[22]	1,425	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Netherlands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	32	[22]	71	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Spain
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	27	[22]	33	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Ireland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	987	[22]	1,065	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Switzerland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	247	[22]	280	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Poland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	191	[22]	84	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Belgium
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[22]	5	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Russian Federation
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[1],[22]	0	[2],[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Ukraine
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[1],[22]	0	[2],[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Other Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	4,696	[1],[22]	4,861	[2],[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	68,842	[22]	52,388	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | U.S.
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	49,668	[22]	39,389	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Cayman Islands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	15,011	[22]	9,388	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Canada
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	4,161	[22]	3,575	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Other North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1	[22]	36	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	12,717	[22]	17,524	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Japan
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	7,179	[22]	8,815	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Australia
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,315	[22]	2,720	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | India
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	16	[22]	0	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | China
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	240	[22]	952	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Singapore
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	979	[22]	711	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Hong Kong
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	662	[22]	329	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Other Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	2,327	[22]	3,997	[23]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Other geographical areas
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	480	[22]	222	[23]
Financial assets at fair value through other comprehensive income | Loans
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	4,432	[30],[31],[32]	5,068	[33],[34],[35]
Financial assets at fair value through other comprehensive income | Loans | Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,861	[32]	1,843	[34]
Financial assets at fair value through other comprehensive income | Loans | Germany
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	538	[32]	512	[34]
Financial assets at fair value through other comprehensive income | Loans | United Kingdom
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	146	[32]	163	[34]
Financial assets at fair value through other comprehensive income | Loans | France
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	30	[32]	33	[34]
Financial assets at fair value through other comprehensive income | Loans | Luxembourg
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	163	[32]	131	[34]
Financial assets at fair value through other comprehensive income | Loans | Italy
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	172	[32]	69	[34]
Financial assets at fair value through other comprehensive income | Loans | Netherlands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	394	[32]	332	[34]
Financial assets at fair value through other comprehensive income | Loans | Spain
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	109	[32]	123	[34]
Financial assets at fair value through other comprehensive income | Loans | Ireland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	31	[32]	61	[34]
Financial assets at fair value through other comprehensive income | Loans | Switzerland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	103	[32]	196	[34]
Financial assets at fair value through other comprehensive income | Loans | Poland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	11	[32]	15	[34]
Financial assets at fair value through other comprehensive income | Loans | Belgium
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	61	[32]	80	[34]
Financial assets at fair value through other comprehensive income | Loans | Russian Federation
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[1],[32]	12	[2],[34]
Financial assets at fair value through other comprehensive income | Loans | Ukraine
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[1],[32]	0	[2],[34]
Financial assets at fair value through other comprehensive income | Loans | Other Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	102	[1],[32]	116	[2],[34]
Financial assets at fair value through other comprehensive income | Loans | North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,507	[32]	2,324	[34]
Financial assets at fair value through other comprehensive income | Loans | U.S.
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,357	[32]	2,095	[34]
Financial assets at fair value through other comprehensive income | Loans | Cayman Islands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	77	[32]	87	[34]
Financial assets at fair value through other comprehensive income | Loans | Canada
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	53	[32]	118	[34]
Financial assets at fair value through other comprehensive income | Loans | Other North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	21	[32]	24	[34]
Financial assets at fair value through other comprehensive income | Loans | Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	963	[32]	611	[34]
Financial assets at fair value through other comprehensive income | Loans | Japan
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	544	[32]	77	[34]
Financial assets at fair value through other comprehensive income | Loans | Australia
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	46	[32]	9	[34]
Financial assets at fair value through other comprehensive income | Loans | India
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	8	[32]	0	[34]
Financial assets at fair value through other comprehensive income | Loans | China
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	21	[32]	24	[34]
Financial assets at fair value through other comprehensive income | Loans | Singapore
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	98	[32]	129	[34]
Financial assets at fair value through other comprehensive income | Loans | Hong Kong
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	34	[32]	87	[34]
Financial assets at fair value through other comprehensive income | Loans | Other Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	211	[32]	285	[34]
Financial assets at fair value through other comprehensive income | Loans | Other geographical areas
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	101	[32]	289	[34]
Financial assets at fair value through other comprehensive income | Debt securities
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	38,084	[36],[37],[38]	34,236	[39],[40],[41]
Financial assets at fair value through other comprehensive income | Debt securities | Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	18,907	[38]	15,388	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Germany
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	4,075	[38]	1,887	[40]
Financial assets at fair value through other comprehensive income | Debt securities | United Kingdom
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	2,729	[38]	1,983	[40]
Financial assets at fair value through other comprehensive income | Debt securities | France
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	4,063	[38]	3,888	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Luxembourg
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	15	[38]	472	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Italy
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	961	[38]	985	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Netherlands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	41	[38]	33	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Spain
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	588	[38]	359	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Ireland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	21	[38]	8	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Switzerland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	4	[38]	1	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Poland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	3,511	[38]	3,554	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Belgium
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	2,022	[38]	1,572	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Russian Federation
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1	[1],[38]	0	[2],[40]
Financial assets at fair value through other comprehensive income | Debt securities | Ukraine
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	17	[1],[38]	13	[2],[40]
Financial assets at fair value through other comprehensive income | Debt securities | Other Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	861	[1],[38]	634	[2],[40]
Financial assets at fair value through other comprehensive income | Debt securities | North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	12,318	[38]	12,695	[40]
Financial assets at fair value through other comprehensive income | Debt securities | U.S.
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	12,132	[38]	12,499	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Cayman Islands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[38]	0	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Canada
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	187	[38]	195	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Other North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[38]	0	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	6,380	[38]	5,995	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Japan
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	2,028	[38]	964	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Australia
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	294	[38]	311	[40]
Financial assets at fair value through other comprehensive income | Debt securities | India
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	55	[38]	75	[40]
Financial assets at fair value through other comprehensive income | Debt securities | China
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	249	[38]	274	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Singapore
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	528	[38]	738	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Hong Kong
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	567	[38]	553	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Other Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	2,660	[38]	3,081	[40]
Financial assets at fair value through other comprehensive income | Debt securities | Other geographical areas
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	478	[38]	158	[40]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	1,128	[20],[21],[22]	2,786	[23],[24]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[22]	283	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Germany
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[22]	0	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | United Kingdom
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[22]	0	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | France
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[22]	0	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Luxembourg
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[22]	0	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Italy
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[22]	0	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Netherlands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[22]	0	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Spain
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[22]	0	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Ireland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[22]	0	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Switzerland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[22]	0	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Poland
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[22]	0	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Belgium
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[22]	0	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Russian Federation
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[1],[22]	0	[2],[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Ukraine
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[1],[22]	0	[2],[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Other Europe
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[1],[22]	283	[2],[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[22]	0	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | U.S.
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[22]	0	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Cayman Islands
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[22]	0	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Canada
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[22]	0	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Other North America
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[22]	0	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	0	[22]	1,006	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Japan
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[22]	0	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Australia
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[22]	0	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | India
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[22]	681	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | China
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[22]	0	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Singapore
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[22]	0	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Hong Kong
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[22]	0	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Other Asia/Pacific
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk		[22]	326	[23]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Other geographical areas
Credit Risk Profile by Region [Line Items]
Maximum exposure to credit risk	€ 1,128	[22]	€ 1,497	[23]

[1]	Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[2]	Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[3]	[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.7 billion as of December 31, 2025
[4]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.7 billion as of December 31, 2025
[5]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.7 billion as of December 31, 2025
[6]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[7]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[8]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.3 billion as of December 31, 2025
[9]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.3 billion as of December 31, 2025
[10]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.3 billion as of December 31, 2025
[11]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[12]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[13]	[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[14]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 25.3 million as of December 31, 2025
[15]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 25.3 million as of December 31, 2025
[16]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 25.3 million as of December 31, 2025
[17]	[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[18]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[19]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[20]	[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[21]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[22]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[23]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[24]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[25]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[26]	[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[27]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[28]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[29]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[30]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 16.9 million as of December 31, 2025
[31]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 16.9 million as of December 31, 2025
[32]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 16.9 million as of December 31, 2025
[33]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[34]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[35]	[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to €60.7 million as of December 31, 2024
[36]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 130.2 million as of December 31, 2025
[37]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 130.2 million as of December 31, 2025
[38]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 130.2 million as of December 31, 2025
[39]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[40]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[41]	[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024